Notes to Cash Flows - Parent	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes to Cash Flows
35. NOTES TO CASH FLOWS
Changes in liabilities arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

												Group
						2021						2020
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total(1)
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	43,679	2,556	2,241	100	—	48,576	50,171	3,528	2,241	138	—	56,078
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847	5,586	—	—	—	—	5,586
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)	(12,348)	—	—	—	—	(12,348)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)	—	(939)	—	—	—	(939)
Issue of other equity instruments	—	—	450	—	—	450	—	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	—	(500)	—	—	—	—	—	—
Payment of lease liability	—	—	—	(25)	—	(25)	—	—	—	(46)	—	(46)
Dividends paid	—	—	—	—	(1,506)	(1,506)	—	—	—	—	(282)	(282)
Liability-related other changes	(473)	(4)	—	59	—	(418)	(243)	(10)	—	8	—	(245)
Non-cash changes:				—						—
– Unrealised foreign exchange	(930)	14	—	—	—	(916)	359	(6)	—	—	—	353
– Other changes	181	(334)	—	—	1,506	1,353	154	(17)	—	—	282	419
At 31 December	31,580	2,228	2,191	134	—	36,133	43,679	2,556	2,241	100	—	48,576

(1) Restated for 2020 to include changes in liabilities arising from financing activities relating to lease liabilities.
In addition, in 2021, there was a disposal of non-controlling interests of £181m .
Footnotes to the cash flow
For 2021, Principal elements of lease payments are included as a separate line item in the Consolidated Cash Flow Statement. As a result, cash flows of £46m for 2020 (2019: £55m) have been reclassified from 'Other liabilities' within operating activities to 'Principal elements of lease payments' within financing activities. Total cash outflow for leases was £28m (2020: £49m).
Net cash flows from operating activities includes interest received of £4,873m (2020: £5,176m, 2019: £5,856m), interest paid of £1,085m (2020: £1,900m, 2019: £2,587m) and dividends received of £nil (2020: £nil, 2019: £nil).
Restatements in the cash flow
Reverse repurchase agreements with a contractual maturity of greater than 3 months and repurchase agreements were previously included in cash and cash equivalents. In 2021, such agreements are no longer included in cash and cash equivalents, and line items have been added in the cash flow statement within ‘net change in operating assets and liabilities’ for ‘reverse repurchase agreements - non trading’ and ‘repurchase agreements - non trading’. As a result, cash and cash equivalents for 2020 and 2019 have been restated by £2,100m and £1,134m respectively.
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes to Cash Flows	NOTES TO CASH FLOWS
Changes in liabilities arising from financing activities
In addition to the changes in equity arising from financing activities, as set out in the Company Statement of Changes in Equity, the table below shows the changes in liabilities arising from financing activities.

	2021					2020
	Balance sheet line item					Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	9,379	830	2,241	—	12,450	8,957	1,142	2,241	—	12,340
Proceeds from issue of debt securities	2,788	—	—	—	2,788	1,409	—	—	—	1,409
Repayment of debt securities	(1,814)	—	—	—	(1,814)	(969)	—	—	—	(969)
Repayment of subordinated liabilities	—	—	—	—	—	—	(281)	—	—	(281)
Issue of other equity instruments	—	—	450	—	450	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	(500)	—	—	—	—	—
Dividends paid	—	—	—	(1,489)	(1,489)	—	—	—	(250)	(250)
Liability-related other changes	(28)	—	—	—	(28)	(3)	—	—	—	(3)
Non-cash changes:
– Unrealised foreign exchange	(124)	8	—	—	(116)	(17)	(28)	—	—	(45)
– Other changes	9	—	—	1,489	1,498	2	(3)	—	250	249
At 31 December	10,210	838	2,191	—	13,239	9,379	830	2,241	—	12,450

Footnotes to the cash flow
Net cash flows from operating activities includes interest received of £245m (2020: £314m), interest paid of £240m (2020: £317m) and dividends received of £1,497m (2020: £260m).

Restatements in cash flow
For 2021, the MREL bond issuances that were down streamed to Santander UK plc are now included in ‘Purchase of financial assets at amortised cost and financial assets at FV’ in the ‘Cash flows from investing activities’ section of the cash flow statement. As a result, £1,424m of cash outflows for 2020 (2019: £nil) have been reclassified from ‘Net changes in operating assets and liabilities’ in the ‘Cash flows from operating activities’ section.